Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.9%
California 98.3%
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,471,862
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	585,545
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,051,110
Azusa, CA, Unified School District, 4.0%, 8/1/2030, INS: AGMC	3,955,000	4,508,423
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	6,460,000	6,905,869
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,734,550
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,131,890
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,584,000
Series S-7, 4.0%, 4/1/2037	6,500,000	7,166,705
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,703,100
Series A, 5.0%, 8/1/2038	11,185,000	12,629,766
California, EL Dorado Irrigation District Revenue:
Series C, 5.0%, 3/1/2032	2,750,000	3,297,800
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,439,560
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, Series M-049, 3.05%, 4/15/2034	2,500,000	2,602,425
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,133,630
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,492,375
California, Freddie Mac Multifamily ML Certificates, Series ML05, “A”, 3.35%, 11/25/2033, GTY: Freddie Mac	3,069,080	3,243,834
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,772,000
Series A-1, 5.0%, 6/1/2047	3,015,000	2,999,955
Series A-2, 5.0%, 6/1/2047	5,160,000	5,134,252
Series A-1, 5.25%, 6/1/2047	1,200,000	1,208,232
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,533,330
California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series B, 5.5%, 10/1/2039	2,500,000	2,532,300
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,705,543
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	10,201,424
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,673,097
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,466,680
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	832,086
5.0%, 10/15/2047	2,650,000	2,938,267
California, Public Finance Authority, University Housing Revenue, Claremont Properties LLC, Claremont Colleges Project, Series A, 144A, 5.0%, 7/1/2047	4,750,000	4,870,317
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,165,180
Series A, 144A, 5.0%, 8/1/2048	1,750,000	2,012,027
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,335,022
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,053,050
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,156,920
5.25%, 5/1/2048	2,000,000	2,303,620
5.25%, 5/1/2053	2,000,000	2,295,740
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	47,652
California, State Educational Facilities Authority Revenue:
Series A, 5.0%, 12/1/2037	1,265,000	1,508,222
Series A, 5.0%, 12/1/2038	1,125,000	1,337,783
Series A, 5.0%, 12/1/2044	2,375,000	2,802,619
Series A, 5.0%, 12/1/2048	4,000,000	4,703,120
California, State Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	2,000,000	2,951,440
California, State General Obligation:
5.0%, 2/1/2043	5,000,000	5,554,900
5.0%, 4/1/2045	7,000,000	8,600,060
5.25%, 9/1/2030	10,000,000	10,834,500
5.25%, 10/1/2032	10,000,000	10,863,100
5.25%, 4/1/2035	8,000,000	8,803,520
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	3,059,100
5.0%, 9/1/2048	4,850,000	5,540,543
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,917,192
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series A, 5.0%, 11/15/2030	1,400,000	1,749,132
Series A, 5.0%, 11/15/2031	1,250,000	1,552,187
Series A, 5.0%, 11/15/2032	1,700,000	2,101,438
Series A, 5.0%, 11/15/2034	1,000,000	1,224,340
Series A, 5.0%, 11/15/2035	1,000,000	1,219,660
Series A, 5.0%, 11/15/2036	1,000,000	1,214,960
Series A, 5.0%, 8/15/2043	3,750,000	4,291,312
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,296,082
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,656,420
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,566,250
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,468,953
Series A, AMT, 5.0%, 12/31/2043	2,000,000	2,323,160
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,388,784
Series A, AMT, 5.0%, 6/1/2048	4,050,000	4,679,815
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,186,943
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, 144A, AMT, 7.5%, 12/1/2040	1,500,000	1,529,505
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,183,630
144A, 5.0%, 11/21/2045	1,000,000	1,172,630
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,368,500
California, State Public Works Board, Lease Revenue, Capital Projects, Series I, 5.5%, 11/1/2033	5,400,000	6,273,558
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,637,899
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,053,830
144A, 5.0%, 6/1/2054	1,000,000	1,046,920
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,088,550
Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,081,300
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,621,520
Series A, 5.0%, 11/1/2039	2,000,000	2,300,060
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,106,890
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,304,200
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,865,500
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,446,475
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,346,579
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,061,404
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,542,500
Series A, 144A, 5.5%, 12/1/2058	560,000	648,362
California, Statewide Communities Development Authority Revenue, Sutter Health, Prerefunded, Series A, 6.0%, 8/15/2042	10,340,000	10,915,214
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project:
144A, 5.25%, 7/1/2049	2,550,000	2,893,612
144A, 5.25%, 7/1/2052	1,450,000	1,632,352
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,733,640
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,501,400
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,711,170
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,837,939
Cerritos, CA, Community College District:
Series B, 5.0%, 8/1/2029	500,000	631,205
Series B, 5.0%, 8/1/2030	1,005,000	1,260,129
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	920,000	1,008,458
Cupertino, CA, Union School District, Election of 2012, Series B, 5.0%, 8/1/2034	1,000,000	1,162,540
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,319,614
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,688,900
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,861,890
Foothill, CA, ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,920,100
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,855,950
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,199,660
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,387,968
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	804,195
Series C, 5.0%, 9/1/2047	1,000,000	1,143,460
Series D, 5.0%, 9/1/2049	750,000	856,215
Series B, 5.0%, 9/1/2051	1,000,000	1,132,540
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,847,700
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,669,120
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,351,002
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,856,296
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,345,627
Series B, AMT, 5.0%, 5/15/2031	4,265,000	5,286,809
Series C, AMT, 5.0%, 5/15/2031	1,090,000	1,336,831
Series A, AMT, 5.0%, 5/15/2040	3,900,000	4,456,218
Series C, AMT, 5.0%, 5/15/2044	4,285,000	5,082,010
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,934,566
Series B, AMT, 5.0%, 5/15/2035	750,000	882,375
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,408,272
Series A, 5.0%, 5/15/2040	3,000,000	3,098,640
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series A, 5.0%, 7/1/2028	2,165,000	2,795,946
Series A, 5.0%, 7/1/2031	2,315,000	2,934,355
Series B, 5.0%, 7/1/2033	5,740,000	7,058,134
Series B, 5.0%, 7/1/2043	1,250,000	1,413,638
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A, 5.0%, 7/1/2034	1,390,000	1,707,879
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,852,240
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,305,300
Los Angeles, CA, Multi-family Revenue, Housing Tri-City Project, Series I, AMT, 1.31% *, 6/7/2019, LOC: Citibank NA	1,400,000	1,400,000
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,561,037
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	2,000,000	2,372,540
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,720,440
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,411,951
Oroville, CA, Hospital Revenue:
5.25%, 4/1/2049	1,500,000	1,729,155
5.25%, 4/1/2054	1,845,000	2,116,713
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,593,450
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,135,100
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,532,900
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,502,545
Series C, AMT, 5.0%, 7/1/2032	4,985,000	6,123,424
Series B, 5.0%, 7/1/2041	3,920,000	4,583,852
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,438,884
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,697,625
5.0%, 9/1/2040	2,665,000	3,040,845
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 67% of 3-month USD-LIBOR + 0.57%, 2.33% **, 6/1/2039, INS: NATL	10,000,000	9,388,700
Sacramento, CA, Municipal Utility District, Series E, 5.0%, 8/15/2028	1,000,000	1,308,260
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	1,845,000	1,905,793
Sacramento, CA, Transient Occupancy Tax Revenue, Convention Center Complex, Series C, 5.0%, 6/1/2043	15,230,000	18,182,945
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,283,350
San Diego County, CA, Water Authority, 5.0%, 5/1/2034	7,920,000	8,807,357
San Diego, CA, Community College District, 4.0%, 8/1/2032	7,000,000	7,933,170
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,645,631
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	6,058,485
Series A, AMT, 5.0%, 5/1/2042	2,000,000	2,347,240
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,910,740
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,380,360
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,370,711
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	3,015,314
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,259,650
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,782,625
Prerefunded, Series A, 5.0%, 7/1/2036	405,000	451,061
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2043	1,500,000	1,787,190
Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,456,690
Series D, AMT, 5.0%, 5/1/2048	2,500,000	2,958,750
Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,445,667
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Prerefunded, Series C, 6.75%, 8/1/2041	1,000,000	1,090,490
San Jose, CA, Redevelopment Agency Successor Tax Allocation, Series B, 5.0%, 8/1/2027	2,000,000	2,560,980
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,493,200
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,475,375
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2037	90,000	98,995
Series A, 5.0%, 8/1/2041	4,500,000	4,953,780
San Jose, CA, Redevelopment Agency Successor Tax Allocation, Series B, 5.0%, 8/1/2029	1,000,000	1,272,070
San Juan, CA, M-S-R Public Power Agency Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	190,000	196,253
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,269,706
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,588,538
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,028,492
5.0%, 8/15/2035, INS: AGMC	700,000	844,354
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,321,100
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,676,178
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,140,960
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,152,800
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,497,160
Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,955,097
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.6%, 9/1/2019, INS: NATL	1,115,000	1,126,228
5.6%, 9/1/2020, INS: NATL	1,180,000	1,240,310
5.65%, 9/1/2024, INS: NATL	1,445,000	1,747,612
5.65%, 9/1/2025, INS: NATL	1,520,000	1,894,482
5.65%, 9/1/2026, INS: NATL	1,605,000	2,051,367
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,315,591
South Orange County, CA, Public Financing Authority, Special Tax Revenue, Ladera Ranch:
Series A, 5.0%, 8/15/2030, INS: AGMC	680,000	863,464
Series A, 5.0%, 8/15/2031, INS: AGMC	375,000	472,013
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,001,991
Series A, ETM, 5.75%, 7/1/2021	270,000	295,275
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,271,150
Series A, 5.0%, 7/1/2037	2,000,000	2,315,740
Series A, 5.0%, 7/1/2038	5,750,000	6,650,220
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	919,545
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,832,775
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,418,596
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,081,900
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	992,005
Series O, 4.0%, 5/15/2030	1,000,000	1,173,630
Series O, 4.0%, 5/15/2031	665,000	773,767
Series K, 4.0%, 5/15/2036	3,625,000	3,968,831
Series AV, 5.0%, 5/15/2032	4,325,000	5,365,941
Series AV, 5.0%, 5/15/2034	1,000,000	1,230,510
Series AM, 5.25%, 5/15/2038	5,000,000	5,818,850
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,528,990
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,684,639
		785,366,694
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,045,000	1,173,608
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	579,341
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,185,062
Series A, 5.0%, 10/1/2038	960,000	1,080,931
Series A, 5.0%, 10/1/2040	665,000	745,684
		4,764,626
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $734,878,163)	98.9	790,131,320
Other Assets and Liabilities, Net	1.1	8,888,767
Net Assets	100.0	799,020,087

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$790,131,320	$—	$790,131,320
Total	$—	$790,131,320	$—	$790,131,320

(a)	See Investment Portfolio for additional detailed categorizations.